Financial instruments - additional disclosures (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Associated companies at fair value through profit and loss [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	$ 129	$ 192
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	4
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(28)	(63)
Fair value adjustments recognized in the consolidated statement of comprehensive income	2
Purchases fair value measurement assets	9	4
Disposals fair value measurement assets	(6)
Reclassification fair value measurement assets	(9)	(4)
Fair value measurement, carrying value, level 3, at end of period	101	129
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(24)	(63)
Fund investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	261	338
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	1	4
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(48)	(78)
Fair value adjustments recognized in the consolidated statement of comprehensive income	3
Purchases fair value measurement assets	14	11
Disposals fair value measurement assets	(47)	(12)
Reclassification fair value measurement assets		(2)
Fair value measurement, carrying value, level 3, at end of period	184	261
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(47)	(74)
Long term financial investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	699	617
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	11	35
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(63)	(84)
Fair value adjustments recognized in the consolidated statement of comprehensive income	71	24
Purchases fair value measurement assets	82	160
Disposals fair value measurement assets	(80)	(13)
Reclassification fair value measurement assets	(73)	(40)
Fair value measurement, carrying value, level 3, at end of period	647	699
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(52)	(49)
Contingent consideration receivables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	650	641
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	48	53
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(31)
Cash receipts and payments fair value measurement assets	(49)	(44)
Fair value measurement, carrying value, level 3, at end of period	618	650
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	17	53
Contingent consideration payables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(835)	(1,075)
Financial instruments carrying value level 3 discontinued operations	101
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	552	530
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(65)	(114)
Fair value adjustments recognized in the consolidated statement of comprehensive income	(32)	11
Purchases fair value measurement assets	(180)	(231)
Cash receipts and payments fair value measurement assets	20	44
Disposals fair value measurement assets	36
Fair value measurement, carrying value, level 3, at end of period	(403)	(835)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	487	416
Other financial liabilities [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(232)	(19)
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement		15
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(9)	(18)
Purchases fair value measurement assets		(238)
Cash receipts and payments fair value measurement assets	153	28
Fair value measurement, carrying value, level 3, at end of period	(88)	(232)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	$ (9)	$ (3)